INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel	1	0
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 45,089
Estimated residual values of leased property (unguaranteed)	10,821
Less: finance lease interest income	(5,925)
Total investment in sales-type lease	49,985
Current portion	9,329
Long-term portion	40,656
Total investment in sales-type lease	49,985
Future minimum gross revenues [Abstract]
2015	11,525
2016	11,493
2017	10,419
2018	11,493
2019	159
Thereafter	0
Total minimum lease revenues	$ 45,089